Provision for de-characterization of dam structures and asset retirement obligations	6 Months Ended
Jun. 30, 2026
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

12. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that require the decommissioning of the assets that Vale operates at the end of their useful lives, as well as the de-characterization of dams and dikes built using the upstream method, located in Brazil. Vale incorporates dam de-characterization and asset decommissioning into its risk managament strategy and, as a result of the Brumadinho dam failure (note 22) and, in compliance with laws and regulations, the Company has decided to accelerate the plan to “de-characterize” of all its dams and dikes built under the upstream method in Brazil. These structures are in different stages of maturity, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

Expenses related to the demobilization occur after the end of operational activities and throughout the life of operations through progressive closures. In Brazil, these obligations are regulated at the Federal and State levels by ANM (National Mining Agency) and Environmental Agencies, respectively. Among the requirements, the closure plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are provisioned and are subject to critical estimates and assumptions applied to the measurement of costs by the Company.

The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”.

Effects in the income statement

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
De-characterization of upstream geotechnical structures	(53)	(56)	(56)	(65)
Obligation for asset decommissioning	(14)	4	(9)	12
Total	(67)	(52)	(65)	(53)

Provision changes during the period

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2025		2,097	3,621	444	6,162
Changes in estimates - amounts for closed plants charged to the income statement		(56)	(9)	–	(65)
Changes in estimates – capitalized value for operational plants		–	74	(2)	72
Disbursements		(134)	(89)	(49)	(272)
Monetary and present value adjustments		84	90	15	189
Transfer to assets held for sale	27(b)	–	(151)	–	(151)
Translation adjustments		133	64	19	216
Balance as of June 30, 2026		2,124	3,600	427	6,151

(i) The cash outflows for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which increased from 7.77% on December 31, 2025 to 8.53% on June 30, 2026.

Operational stoppage

The Company has suspended some operations due to judicial decisions or technical analysis performed by Vale regarding the safety of its geotechnical structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Ore Solutions segment in the amount of US$8 and US$17 for the three and six-month period ended June 30, 2026, respectively (2025: US$10 and US$20, respectively). Vale is working on legal and security to resume operations.

Asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Liability by geographical area
Brazil	2,356	2,299	7.54%	7.17%	2163	2163
Canada	1,395	1,487	1.65%	1.81%	2152	2152
Oman	153	153	3.45%	3.48%	2035	2035
Other regions	123	126	2.90%	2.75%	-	-
	4,027	4,065
Operating plants	2,798	2,961
Closed plants	1,229	1,104
	4,027	4,065

Financial guarantees

The Company has guarantees issued by financial institutions in the amount of US$1,093 as of June 30, 2026 (December 31, 2025: US$1,134), in connection with the asset retirement obligations for the operations from Vale Base Metals segment.